SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE SEPARATE ACCOUNT

Polaris II Platinum Series Variable Annuity

Effective on or about October 22, 2018, the following Underlying Fund of the Anchor Series Trust (“AST”) has been renamed as indicated below.

Former Underlying Fund Name	New Underlying Fund Name	Managed By	Trust
SA Edge Asset Allocation	SA PGI Asset Allocation	Principal Global Investors, LLC	AST

Effective on or about October 22, 2018, the following Target Underlying Funds of the SunAmerica Series Trust (“SAST”) have been reorganized and merged into the Acquiring Underlying Funds as indicated below.

Target Underlying Fund	Acquiring Underlying Fund	Managed By	Trust
SA Boston Company Capital Growth	SA AB Growth	AllianceBernstein L.P.	SAST
SA Wellington Growth
SA Wellington Natural Resources
SA WellsCap Fundamental Growth
SA MFS Telecom Utility	SA Legg Mason BW Large Cap Value	Brandywine Global Investment Management, LLC	SAST

The investment requirements for the following living benefits have been amended as a result of the fund merger described above.

MARKETLOCK INCOME PLUS

The following replaces the investment requirement options 2 and 3 if you elected the MarketLock Income Plus living benefit.

2. Invest 100% in the Balanced Growth & Income Sample Portfolio or Allocations referenced at the end of this supplement

3. Invest 100% in one or a combination of the following Variable Portfolios:

American Funds Asset Allocation

Balanced

Franklin Founding Funds Allocation VIP Fund

Franklin Income VIP Fund

SA MFS Total Return

SA PGI Asset Allocation

MARKETLOCK FOR LIFE PLUS

The following replaces the investment requirement options 2, 3 and 4 if you elected the MarketLock for Life Plus living benefit.

2. Invest 100% in the Balanced Growth & Income Sample Portfolio or Allocations referenced at the end of this supplement

3. Invest 100% in one or a combination of the following Variable Portfolios:

American Funds Asset Allocation

Franklin Founding Funds Allocation VIP Fund

Franklin Income VIP Fund

SA JPMorgan Balanced

SA MFS Total Return

SA PGI Asset Allocation

4. Invest in accordance with the requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 20% Maximum 100%

SA DFA Ultra Short Bond

SA Federated Corporate Bond

SA Goldman Sachs Global Bond

SA JPMorgan MFS Core Bond

SA Wellington Government and Quality Bond

SA Wellington Real Return

DCA Fixed Accounts

DCA 6-Month

1-Year DCA

2-Year DCA

Fixed Accounts

1-Year Fixed (if available)

B. Equity Maximum	Minimum 0% Maximum 80%

American Funds Asset Allocation

American Funds Global Growth

American Funds Growth

American Funds Growth-Income

Franklin Founding Funds Allocation VIP Fund

Franklin Income VIP Fund

Invesco V.I. American Franchise Fund, Series II Shares

Invesco V.I. Comstock Fund, Series II Shares

Invesco V.I. Growth and Income Fund, Series II Shares

Lord Abbett Growth and Income

Lord Abbett Mid Cap Stock

Marsico Focused Growth

SA AB Growth

SA AB Small & Mid Cap Value

SA Dogs of Wall Street

SA JPMorgan Diversified Balanced

SA JPMorgan Equity-Income

SA JPMorgan Global Equities

SA Legg Mason BW Large Cap Value

SA MFS Blue Chip Growth

SA MFS Massachusetts Investors Trust

SA MFS Total Return

SA Morgan Stanley International Equities

SA Oppenheimer Main Street Large Cap

SA PGI Asset Allocation

SA PineBridge High-Yield Bond

SA Putnam International Growth and Income

SA Templeton Foreign Value

SA Wellington Capital Appreciation

SA WellsCap Aggressive Growth

C. Limited Equity	Minimum 0% Maximum 20%	SA Columbia Technology SA Fidelity Institutional AM® Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets SA JPMorgan Mid-Cap Growth

MARKETLOCK INCOME PLUS PARAMETERS (Contracts purchased between May 1, 2008 and May 3, 2009)

The following replaces the investment requirement option 1 and 2 if you elected the extension of the Income Base Evaluation Period (the “Extension”) on or about your tenth contract anniversary.

Option 1	100% in one of the following: Allocation 1* Allocation 2* * Please see the allocations for the currently available Allocations referenced at the end of this supplement
Option 2	100% to one or more of the following: American Funds Asset Allocation Franklin Income VIP Fund SA DFA Ultra Short Bond SA JPMorgan Diversified Balanced SA MFS Total Return SA PGI Asset Allocation

MARKETLOCK FOR LIFE PLUS EXTENSION PARAMETERS

(Contracts purchased between February 11, 2008 and May 3, 2009)

The following replaces the investment requirement option 1, 2 and 3 if you elected the extension of the Income Base Evaluation Period (the “Extension”) on or about your tenth contract anniversary.

Option 1	100% in one of the following:
American Funds Asset Allocation
Franklin Founding Funds VIP Allocation Fund
Franklin Income VIP Fund
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA PGI Asset Allocation
Option 2	100% in one of the following:
Allocation 1*
Allocation 2*
* Please see the allocations for the currently available Allocations referenced at the end of this supplement
Option 3	100% in accordance with the requirements outlined in the table below:
	Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
	A. Bond, Cash	Minimum 20%	SA DFA Ultra Short Bond
	and Fixed	Maximum 100%	SA Federated Corporate Bond
	Accounts		SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government and Quality Bond
SA Wellington Real Return
Fixed Accounts
1-Year Fixed (if available)
American Funds Asset Allocation
American Funds Global Growth
	B. Equity	Minimum 0%	Franklin Founding Funds Allocation VIP Fund
	Maximum	Maximum 80%	Franklin Income VIP Fund
Invesco V.I. American Franchise Fund
Invesco V.I. Comstock Fund
Invesco V.I. Growth and Income Fund
Lord Abbett Growth and Income
Lord Abbett Mid Cap Stock
SA AB Growth
SA AB Small & Mid Cap Value

American Funds Growth
American Funds Growth-Income
SA Dogs of Wall Street
SA Franklin Foreign Value
SA Janus Focused Growth
SA JPMorgan Diversified Balanced
SA JPMorgan Equity-Income
SA JPMorgan Global Equities
SA Legg Mason BW Large Cap Value
SA MFS Blue Chip Growth
SA MFS Massachusetts Investors Trust
SA MFS Total Return
SA Morgan Stanley International Equities
SA Oppenheimer Main Street Large Cap
SA PGI Asset Allocation
SA PineBridge High-Yield Bond Portfolio
SA Putnam International Growth and Income
SA WellsCap Aggressive Growth
SA Wellington Capital Appreciation
C. Limited	Minimum 0%	SA Columbia Technology
Equity	Maximum 20%	SA Franklin Small Company Value
SA Invesco Growth Opportunities
SA JPMorgan Emerging Markets
SA JPMorgan Mid-Cap Growth
SA Fidelity Institutional AM® Real Estate

MARKETLOCK INCOME PLUS EXTENSION (Contracts purchased between May 1, 2008 and May 3, 2009)

The following replaces the investment requirement option 1 and 2 if you elected the extension of the Income Base Evaluation Period (the “Extension”) on or about your tenth contract anniversary. If you elect the second Extension, the investment requirements will not change from those that currently apply to the first Extension.

Option 1

100% in one of the following:

American Funds Asset Allocation

Franklin Founding Funds VIP Allocation Fund

Franklin Income VIP Fund

SA JPMorgan Diversified Balanced

SA MFS Total Return

SA PGI Asset Allocation

Option 2	100% in one of the following: Allocation 1* Allocation 2* * Please see the allocations for the currently available Allocations referenced at the end of this supplement

Allocations

Variable Portfolios	Allocation 1	Allocation 2	Allocation 3
American Funds Global Growth	2.0%	3.0%	4.0%
American Funds Growth-Income	0.0%	0.0%	1.0%
Invesco V.I. Comstock Fund, Series II Share	5.0%	5.0%	6.0%
Invesco V.I. Growth and Income Fund, Series II Share	6.0%	7.0%	8.0%
SA AB Growth	3.0%	4.0%	4.0%
SA AB Small & Mid Cap Value	1.0%	1.0%	1.0%
SA DFA Ultra Short Bond	2.0%	1.0%	0.0%

SA Dogs of Wall Street	3.0%	3.0%	3.0%
SA Federated Corporate Bond	10.0%	8.0%	7.0%
SA Fidelity Institutional AM® Real Estate	0.0%	0.0%	0.0%
SA Franklin Small Company Value	0.0%	2.0%	2.0%
SA Goldman Sachs Global Bond	4.0%	4.0%	2.0%
SA Janus Focused Growth	0.0%	1.0%	1.0%
SA JPMorgan Emerging Markets	0.0%	1.0%	2.0%
SA JPMorgan Equity-Income	6.0%	7.0%	8.0%
SA JPMorgan MFS Core Bond	17.0%	13.0%	10.0%
SA Legg Mason BW Large Cap Value	4.0%	4.0%	4.0%
SA MFS Blue Chip Growth	2.0%	3.0%	4.0%
SA MFS Massachusetts Investors Trust	6.0%	6.0%	7.0%
SA Morgan Stanley International Equities	3.0%	3.0%	4.0%
SA Oppenheimer Main Street Large Cap	3.0%	4.0%	4.0%
SA PineBridge High-Yield Bond	4.0%	3.0%	2.0%
SA Templeton Foreign Value	3.0%	3.0%	3.0%
SA Wellington Capital Appreciation	3.0%	3.0%	4.0%
SA Wellington Government and Quality Bond	8.0%	8.0%	7.0%
SA Wellington Real Return	5.0%	3.0%	2.0%
Total	100.00%	100.00%	100.00%

Dated: April 18, 2019

Please keep this supplement with your prospectus.